Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	June 30
Description	2016
	U.S. Dollars (in thousands)

Assets
Foreign currency
derivative contracts	2	-	2	-

Total Assets	2	-	2	-
_
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	December 31,
Description	2015
	U.S. Dollars

Assets
Foreign currency derivative contracts	3	-	3	-

Total Assets	3	-	3	-

Roll-Forward of The Fair Value of Level 3 Liabilities
Level 3 U.S. Dollars (in thousands)
Contingent consideration
December 31, 2015	-
Settlement of liabilities	-
Revaluation of fair value included in statement of operations	-

June 30, 2016	-

_
Level 3 U.S. Dollars (in thousands)
Contingent consideration
December 31, 2014	1,900
Settlement of liabilities	(118)
Revaluation of fair value included in statement of operations	113

June 30, 2015	1,895